SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	¥ 198,867	$ 30,568	¥ 347,061
2017 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses			2,675
2018 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses			4,219
2019 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	147	23	374
Stock options | 2020 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	17,266	2,654	15,438
Stock options | 2021 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	66,805	10,269	86
Restricted share units | 2020 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	28,689	4,410	315,316
Restricted share units | 2021 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	85,960	13,213	154
Restricted share unit, special awards | 2020 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses			8,799
Research and Development Expense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	77,628	11,932	112,696
Research and Development Expense | 2017 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses			(292)
Research and Development Expense | 2018 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses			55
Research and Development Expense | 2019 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	147	23	374
Research and Development Expense | Stock options | 2020 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	10,749	1,652	3,126
Research and Development Expense | Stock options | 2021 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	42,383	6,515	86
Research and Development Expense | Restricted share units | 2020 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	11,144	1,713	99,358
Research and Development Expense | Restricted share units | 2021 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	36,643	5,632	0
Research and Development Expense | Restricted share unit, special awards | 2020 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses			4,690
Administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	119,314	18,340	222,027
Administrative expenses | 2017 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses			2,448
Administrative expenses | 2018 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses			3,906
Administrative expenses | 2019 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	0	0	0
Administrative expenses | Stock options | 2020 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	5,419	833	10,189
Administrative expenses | Stock options | 2021 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	24,422	3,754
Administrative expenses | Restricted share units | 2020 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	16,717	2,570	207,243
Administrative expenses | Restricted share units | 2021 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	49,317	7,581	154
Administrative expenses | Restricted share unit, special awards | 2020 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses			3,386
Equity in loss of an affiliate
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	1,925	296	12,338
Equity in loss of an affiliate | 2017 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses			519
Equity in loss of an affiliate | 2018 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses			258
Equity in loss of an affiliate | 2019 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	0	0	0
Equity in loss of an affiliate | Stock options | 2020 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	1,098	169	2,123
Equity in loss of an affiliate | Restricted share units | 2020 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	¥ 828	$ 127	8,715
Equity in loss of an affiliate | Restricted share unit, special awards | 2020 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses			¥ 723